Unrealized Gain on Securities (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Unrealized gain on securities at market value		$ (215,862)		$ (857,979)		$ 1,451,922
Unrealized gain loss on securities				862,692		1,451,922
Remaining value on securities		$ 133,942		$ 133,942		$ 1,451,922
Common Stock [Member]
Shares issue, shares						2,620,000,001
iPower Inc [Member]
Sale of Stock, Number of Shares Issued in Transaction		150,199
Sale of Stock, Consideration Received on Transaction		$ 464,711
Share Exchange Agreement [Member] | iPower Inc [Member]
Equity interest, percentage	100.00%
Business combination, consideration transferred	$ 870,000
Promissory note	$ 7,130,000
Share Exchange Agreement [Member] | iPower Inc [Member] | Common Stock [Member]
Shares issue, shares	650,000
Share Exchange Agreement [Member] | iPower Inc [Member] | Series B Preferred Stock [Member]
Shares issue, shares	3,500,000
Rescission Agreement [Member] | iPower Inc [Member]
Shares repurchased during the period						102,248
Stock repurchased, fair value						$ 1,451,922
Rescission Agreement [Member] | iPower Inc [Member] | Post Forward Split [Member]
Shares repurchased during the period						204,496